Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 26, 2021	Apr. 26, 2021	Apr. 19, 2021	Apr. 15, 2021	Apr. 14, 2021	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Shares sold, price per share			$ 23.00		$ 23.00
Number of shares issued under share-based awards			11,700,000						46,000		2,340,000
Recognized stock-based compensation expense						$ 2,600	$ 274,548	$ 2,155	$ 276,020	$ 3,176
Proceeds from offering									$ 1,170,942
Partner Physician Group Equity Agreements
Subsequent Event [Line Items]
Recognized stock-based compensation expense						268,500
IPO
Subsequent Event [Line Items]
Number of shares issued and sold			53,590,000
Number of shares issued under share-based awards			11,700,000
Recognized stock-based compensation expense						268,500
Common Stock
Subsequent Event [Line Items]
Number of shares issued and sold							53,590,000		53,590,000
Common Stock | IPO
Subsequent Event [Line Items]
Number of shares issued and sold			53,590,000		46,600,000
Proceeds from offering			$ 1,200,000
Common Stock | Option to Purchase an Additional Shares
Subsequent Event [Line Items]
Number of shares issued and sold				6,990,000
Subsequent Event | 2021 Secured Term Loan Facility
Subsequent Event [Line Items]
Mandatory prepayment of loan to be made		$ 50,000
Debt repayment		$ 50,000
Maturity date		Feb. 18, 2026
Subsequent Event | 2021 Secured Term Loan Facility | Minimum | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from offering		$ 1,000,000
Subsequent Event | Partner Physician Group Equity Agreements
Subsequent Event [Line Items]
Recognized stock-based compensation expense						$ 268,500
Subsequent Event | IPO
Subsequent Event [Line Items]
Recognized stock-based compensation expense			$ 2,600
Additional financing expense for taxes payable on share distribution	$ 59,600
Subsequent Event | IPO | Employees [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based awards			1,900,000
Subsequent Event | IPO | Former Chief Executive Officer
Subsequent Event [Line Items]
Recognized stock-based compensation expense			$ 3,700
Subsequent Event | Common Stock | Partner Physician Group Equity Agreements
Subsequent Event [Line Items]
Number of shares issued under share-based awards			11,700,000
Subsequent Event | Common Stock | IPO
Subsequent Event [Line Items]
Common stock shares subscribed but not issued					46,600,000
Number of shares issued and sold					53,590,000
Shares sold, price per share					$ 23.00
Subsequent Event | Common Stock | Option to Purchase an Additional Shares
Subsequent Event [Line Items]
Number of shares issued and sold					6,990,000